Discontinued Operations - Sale of ECore (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Discontinued Operations - Sale of E-Core
Schedule of Discontinued Operations Sale of E-Core
	Three Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2024
Discontinued Operations
Revenue	$9,221,715	$38,625,335
Cost of sales	$7,606,275	$33,168,260
Sales, general and administrative expenses	$1,100,054	$3,371,876
Depreciation and amortization	$403,875	$1,211,625
Other expenses	$74,666	$2,476
Income from discontinued operations	$186,177	$871,098
Accounts receivable net of allowance for doubtful accounts	$4,219,460	$4,219,460
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$25,184,866	$25,184,866
Total liabilities	$5,471,259	$5,471,259

	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$8,707,268	$36,623,864
Cost of sales	$2,051,854	$30,334,483
Sales, general and administrative expenses	$6,076,257	$4,026,910
Depreciation and amortization	$425,263	$1,144,313
Other expenses	$(59,742)	$37,824
Income from discontinued operations	$213,636	$1,080,379
Accounts receivable net of allowance for doubtful accounts	$-	$5,796,903
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$-	$22,400,484
Total liabilities	$-	$3,401,983